Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary Of Related Parties And Nature Of Relationship

Names of the related parties	Relationship with the Company
SBCVC Fund IV, L.P. (“SBCVC”)	A shareholder of the Company
Jinzhou Xingda Technology Co., Ltd. (“Jingzhou Xingda”)	A then equity method investee
Ningbo Nuannuan Network Technology Co., Ltd. (“Ningbo Nuannuan”)	Entity controlled by principle shareholders

Summary of Due From Related Parties
Amounts due from related parties as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
SBCVC	18,392	—	—
Ningbo Nuannuan	—	2,940	451

Total amounts due from the related parties	18,392	2,940	451

Summary of Transactions With Related Parties	Transactions with related parties for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Labor consulting service provided to:
Jinzhou Xingda	7,844	—	—	—